UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-05853

HERITAGE INCOME TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 576-8143

STEPHEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end:          October 31
Date of Reporting Period:      July 1, 2008 to June 30, 2009

Item 1. Proxy Voting Record.

The Heritage Income Trust - High Yield Bond Fund closed on October 10, 2008.  No Proxies were voted for this Fund during this time period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Heritage Income Trust

By:   /s/ Mathew J. Calabro

Mathew J. Calabro
Principal Executive Officer

Date: August 26, 2009